Financing Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financing income (expenses), net [Abstract]
Schedule of Detailed Information About Financing Income (Expenses), Net Explanatory
	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Interest income from bank deposits	32,024	36,754	12,108
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	-	6	4,125
Net change in exchange rates	10,563	700	28,453
Net change in fair value of derivative financial instruments	1,187	-	-
Net change in the fair value of financial assets held for trade and available for sale	-	422	-
Other income	3,160	1,479	-
Financing income	46,934	39,361	44,686

Interest expenses to banks and others	(85,661)	(52,306)	(47,542)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	-	(1,563)	-
Impairment loss on debt securities at FVOCI	(1,419)	(642)	(732)
Net change in fair value of financial assets held for trade	-	-	(45)
Net change in fair value of derivative financial instruments	(8,608)	-	(291)
Early repayment fee	(13,192)	-	-
Other expenses	(6,367)	(11,822)	(1,787)
Financing expenses	(115,247)	(66,333)	(50,397)
Net financing expenses	(68,313)	(26,972)	(5,711)